Segmental analysis - Constant currency results reconciliation (Details) - USD ($) $ in Millions		9 Months Ended	12 Months Ended
		Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022		Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021
Disclosure of operating segments [line items]
Revenue	[1],[2]		$ 66,058	$ 50,620			$ 49,552
ECL	[1]		(3,447)	(3,584)			928
Operating expenses	[1]		(32,070)	(32,701)			(34,620)
Share of profit/(loss) in associates and joint ventures less impairment			(193)	2,723
Profit before tax	[1]		30,348	17,058	[3]		18,906
– UK
Disclosure of operating segments [line items]
Revenue			11,027	11,710
Previously stated
Disclosure of operating segments [line items]
Revenue				51,727			49,552
ECL				(3,592)			928
Operating expenses				(33,330)			(34,620)
Share of profit/(loss) in associates and joint ventures less impairment							3,046
Profit before tax				17,528			18,906
Previously stated | – UK
Disclosure of operating segments [line items]
Revenue							10,909
Bank of Communications Co., Limited
Disclosure of operating segments [line items]
ECL						$ (6,836)		$ (7,641)
Impairment loss recognised in profit or loss		$ 3,000	3,000	0
Constant currency
Disclosure of operating segments [line items]
Revenue			66,058	49,871
ECL			(3,447)	(3,630)
Operating expenses			(32,070)	(32,302)
Share of profit/(loss) in associates and joint ventures less impairment			(193)	2,602
Profit before tax			$ 30,348	16,541
Constant currency | Previously stated
Disclosure of operating segments [line items]
Revenue							46,079
ECL							758
Operating expenses							(32,244)
Share of profit/(loss) in associates and joint ventures less impairment							2,807
Profit before tax							17,400
Currency translation
Disclosure of operating segments [line items]
Revenue				(749)
ECL				(46)
Operating expenses				399
Share of profit/(loss) in associates and joint ventures less impairment				(121)
Profit before tax				$ (517)
Currency translation | Previously stated
Disclosure of operating segments [line items]
Revenue							(3,473)
ECL							(170)
Operating expenses							2,376
Share of profit/(loss) in associates and joint ventures less impairment							(239)
Profit before tax							$ (1,506)

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data for the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 are prepared on an IFRS 4 basis.

[2]	Net operating income before change in expected credit losses and other credit impairment charges also referred to as revenue.
[3]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data for the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 are prepared on an IFRS 4 basis.